INCOME TAXES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Tax Paid, by Individual Jurisdiction [Line Items]
Change in valuation allowance	$ 1,917,265	$ 583,019
Federal statutory income tax rate, percent	21.00%
State income tax rate, percent	5.50%
Accrued interest and penalties	$ 0	$ 0
Foreign Tax Jurisdiction [Member]
Income Tax Paid, by Individual Jurisdiction [Line Items]
Net operating loss carryforwards	10,059,777
State and Local Jurisdiction [Member]
Income Tax Paid, by Individual Jurisdiction [Line Items]
Net operating loss carryforwards	$ 10,059,777